GROUP ANNUITY CONTRACT (Details) - Needham Bank 401(k) Plan - Traditional investment contract	12 Months Ended
Dec. 31, 2025
Minimum
GROUP ANNUITY CONTRACT
Crediting interest rate	1.00%
Maximum
GROUP ANNUITY CONTRACT
Crediting interest rate	3.00%